Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Principles of Presentation
a)	Principles of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America. This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred. The Company’s consolidated financial statements are expressed in U.S. dollars.

Principles of Consolidation
b)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its significant subsidiaries on a consolidated basis. The Company also includes subsidiaries over which a direct or indirect legal or effective control exists and for which the Company is deemed to direct the significant activities and has the obligation to absorb the losses or benefits of the entities. All intercompany accounts, balances and transactions with consolidated entities have been eliminated.

Acquisition of Sweet Lollipop, Long Yun HK by Dragon Victory

The acquisitions were accounted under US GAAP as a business combination under common control with Dragon Victory being the acquirer and Sweet Lollipop and Long Yun HK being the acquirees because all entities were controlled directly or indirectly by the same majority shareholder Mr. Yu Han. The consolidation has been presented at historical costs and on a retroactive basis to reflect the capital structure of Sweet Lollipop and Long Yun HK as a recapitalization.

The business combination transaction of Sweet Lollipop was completed and effective on June 26, 2015 and Sweet Lollipop became a 100% owned subsidiary of Dragon Victory.

The business combination transaction of Long Yun HK was completed and effective on August 10, 2015 and Long Yun HK became a 100% owned subsidiary of Sweet Lollipop.

VIE Agreements between WFOE I and HangZhou Longyun and its shareholders (subsequently between WFOE II and HangZhou Longyun)

The Company evaluates the need to consolidate its VIE in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The transactions contemplated by the Original VIE agreements consummated on August 19, 2016, and subsequent terminated were replaced by New VIE Agreements consummated on March 20, 2018 to take full advantage of certain preferential tax treatments and subsidies granted by the local government of Shangcheng District of Hangzhou, Zhejiang province, where WFOE II was incorporated. WFOE I and WFOE II shall be collectively referred to as the “WFOEs”

The purpose and design of the VIE Agreements between the WFOEs and HangZhou Longyun, was to consolidate Hangzhou Longyun under the Company by way of common control. ASC 810-10-25-38F states that a reporting entity’s involvement in the design of a VIE may indicate that the reporting entity had the opportunity and the incentive to establish arrangements that result in the reporting entity being the variable interest holder with the power to direct the activities that most significantly impact the VIE’s economic performance. As both the Company and HangZhou Longyun are commonly control by Mr. Yu Han and Ms. Koulin Han, both immediately before and after the acquisition, this transaction was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss was recognized. All the assets and liabilities of HangZhou Longyun are carried using their original basis. Hence, HangZhou Longyun was consolidated under the Company since its inception due to the purpose and design of the establishment of the VIE Agreements.

The purpose of the VIE Agreements is solely to give the WFOEs the exclusive control over HangZhou Longyun’s management and operations. While there is no restriction for HangZhou Longyun, our VIE entity, to pay the WFOEs, our wholly owned subsidiary, there are certain restrictions for the WFOEs to make payments to the holding companies due to certain regulations imposed by the Chinese government on out-going foreign currency wire transfers. Additionally, there could be potential tax implications when moving the cash flows up to the Company. Therefore, the Company intends to retain any earnings within HangZhou Longyun, and the retained cash flows would be utilized in expanding the Company’s business.

The significant terms of the VIE Agreements are summarized below:

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between HangZhou Longyun and the WFOEs, the WFOEs provides HangZhou Longyun with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, HangZhou Longyun grants an irrevocable and exclusive option to the WFOEs to purchase from HangZhou Longyun, any or all of its assets, to the extent permitted under the PRC laws. the WFOEs shall own all intellectual property rights that are developed during the course of the agreement. For services rendered to HangZhou Longyun by the WFOEs under the Agreement, the service fee HangZhou Longyun is obligated to pay shall be calculated based on the time of services rendered multiplied by the corresponding rate, which is approximately equal to the net income of HangZhou Longyun.

The Exclusive Business Cooperation Agreement shall remain in effect for ten years until it is terminated by the WFOEs with 30-day prior notice. HangZhou Longyun does not have the right to terminate the agreement u0aterally.

Share Pledge Agreement

Under the Share Pledge Agreement between the shareholders of HangZhou Longyun and the WFOEs, the various shareholders of HangZhou Longyun pledged all of their equity interests in HangZhou Longyun to the WFOEs to guarantee the performance of HangZhou Longyun’s obligations under the Business Cooperation Agreement. Under the terms of the Agreement, in the event that HangZhou Longyun or its shareholders breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, the WFOEs, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The shareholders of HangZhou Longyun also agreed that upon occurrence of any event of default, as set forth in the Share Pledge Agreement, the WFOEs is entitled to dispose of the pledged equity interest in accordance with applicable PRC laws. The shareholders of HangZhou Longyun further agree not to dispose of the pledged equity interests or take any actions that would prejudice the WFOEs’s interest.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the shareholders of HangZhou Longyun irrevocably granted the WFOEs (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, all of the equity interests in HangZhou Longyun. The option price is equal to the capital paid in by the HangZhou Longyun shareholders. The agreement remains effective for a term of ten years and may be renewed at the WFOEs’ election.

Power of Attorney

Under the Power of Attorney, the shareholders of HangZhou Longyun authorize the WFOEs to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of HangZhou Longyun.

Under these contractual arrangements with the VIEs, the Company has the power to direct activities of the VIE and can have assets transferred out of the VIE under its control. Therefore, the Company considers that there is no asset in any of the consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves. As the consolidated VIE is incorporated as limited liability companies under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE. The Company’s management has determined that via the VIE agreements, it is the primary beneficiary of Hangzhou Longyun.

The Company’s total assets and liabilities presented in the consolidated financial statements represent substantially portion of the total assets and liabilities of the VIE because the other entities in the consolidation are non-operating holding entities with significantly less assets and liabilities.

The following financial statement amounts and balances of the VIE, were included in the accompanying consolidated financial statements as of March 31, 2019 and 2018, and for the years ended March 31, 2019, 2018 and 2017, respectively:

	March 31,	March 31,
Financial Position at:	2019	2018
Current assets	10,202,318	8,151,121
Non-current assets	191,954	121,071
Total assets	10,394,272	8,272,192

Current liabilities	2,977,181	2,834,470
Non-current liabilities	66,897	-
Total liabilities	3,044,078	2,834,470

Net assets	7,350,194	5,437,722

	For the Years Ended
Results of Operations:	March 31, 2019	March 31, 2018	March 31, 2017
Revenues	2,744,277	4,271,966	3,590,217
Operating expenses	1,510,442	1,995,178	1,404,402
Other income (expenses) net	533,471	(275,665)	(163,151)
Earnings before tax	1,767,306	2,221,646	2,348,966
Tax expenses	-	633,614	464,327
Net income	1,767,306	1,918,839	1,884,639

Use of Estimates
c)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounts Receivable and Allowance for Doubtful Accounts
d)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at the amount billed to a customer, net of the allowance for doubtful accounts, which is an estimate for credit losses based on a review of all outstanding amounts on a regular basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible against allowances provided. Recoveries of accounts receivable previously written off are recorded when received.

The Company reviews the collectability of accounts receivable based on an assessment of historical experience, current economic conditions, and other collection indicators. For the years ended March 31, 2018, 2017 and 2016, the Company has not experienced any uncollectible balances and after management assessed the credibility related to balances outstanding at March 2018, it determined that no additional allowance was necessary; accordingly, the Company has recorded allowances for doubtful accounts of $0 and $0, respectively.

Investments
e)	Investments

Cost Method Investments

Direct and or indirect investments in business entities in which the Company does not have a controlling financial interest and has no ability to exercise significant influence over operating and financial policies (generally 0 – 20 percent ownership), are accounted for by the cost method.

Equity Method Investments

Direct and or indirect investments in business entities in which the Company does not have a controlling financial interest but has the ability to exercise significant influence over operating and financial policies (generally 20 – 50 percent ownership), are accounted for by the equity method.

Held-to-Maturity Investments

The Company had certain held-to-maturity debt instrument as investments. These investments were not impaired and were recorded at their carrying values which were based on the amortized cost basis approximate their fair market value; accordingly, the Company has not recognized any unrecognized gain or losses in the other comprehensive income. There were no derivative instruments that were used to hedge these investments.

These investments are accounted as short-term investments as they had maturities with one year or less.

Property and Equipment
f)	Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is charged to operations using the straight-line method over the estimated useful lives of the assets. Property and equipment and its estimated useful lives as follows:

Computer Equipment	1 – 3 years
Office Equipment	4 – 5 years
Motor Vehicle	4 years

Expenditures for maintenance and repairs are charged to operations as incurred. Expenditures for betterments and major renewals are capitalized. The cost of assets sold or retired and the related amounts of accumulated depreciation are eliminated from the accounts in the year of disposal, and any resulting gains or losses are included in operations.

Intangible Assets with Definite Lives
g)	Intangible Assets with Definite Lives

Intangible assets are stated at cost, net of accumulated amortization. Amortization is charged to operations using the straight-line method over the estimated useful lives of the assets. Intangible assets and its estimated useful lives as follows:

Software	5 years

Revenue Recognition
h)	Revenue Recognition

Crowdfunding

The Company generates its revenue from success fees from transactions on the crowdfunding platform. Revenue from these transactions is accounted for at the moment a project is successfully funded.

At the start of a funding campaign, the entrepreneur enters into a contract with the Company pursuant to which he or she agrees to pay the Company a success fee once a successful fund-raising campaign for that entrepreneur closes. Once the funding campaign has closed, the Company’s success fee is either collected from the funds raised prior to transferring the net proceeds of the funding to the entrepreneur or to be collected from the entrepreneur after the net proceeds of the funding are transferred to the entrepreneur.

Upon completion of the funding campaign, services delivered under the contract with the entrepreneur have been completed and the Company recognizes its success fee revenues, net of any discounts given at the time the campaign has been closed successfully. Also, because the success fee percentage is stated in the contract with the entrepreneur prior to the start of the funding campaign, the Company believes that this amount is fixed and, assuming the successful conclusion of the funding campaign, collectible from the entrepreneur. This revenue recognition policy complies with ASC 606 in that it is based on written agreements with the entrepreneurs, contractual services have been completed, pricing is fixed and determinable based on agreements with the customer and collectability is reasonably assured as the customers of the Company have just received their new funding.

Incubation Service

The Company generates its revenue by providing business and operation advisory services relating to matters related to marketing, sales, and strategic planning, and ancillary services such as coordinating human resources, legal, accounting, operations, assisting with feasibility studies and other types of services at the election of the entrepreneur. The Company provides its incubation services on an ongoing and/or as-needed basis, pursuant to consulting agreements with the entrepreneurs. For ongoing basis services, revenue is recognized on an ongoing basis for the agreed periodic service fee. For as-needed basis, revenue is recognized when the contractual services have been completed.

Finder’s Service Fee

The Company generates its revenue for assisting any business entity in raising funds as well as for introducing business partners, acquisition candidates or other strategic relationships to the business entity, usually from one or more sources with which the Company or personnel have relationships. The Company provides its finder services pursuant to an agreement and revenue is recognized when the contractual services have been completed and the terms and conditions in the agreements have been met.

Procurement Service

The Company generates its revenues from service fees by providing procurement services for sourcing, accounts receivables financing, and logistics services relating to auto parts and accessories on an as needed basis. The transaction price is determined when the customer places an order with the Company. The Company recognize revenues when the procured goods have been transferred to and accepted by the customers as its performance obligation is completed.

In 2014, the FASB issued guidance on revenue recognition (“ASC 606”), with final amendments issued in 2016. The underlying principle of ASC 606 is to recognize revenue to depict the transfer of goods or services to customers at the amount expected to be collected. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company has applied the five-step model to recognize revenue when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients. The Company has concluded that the new guidance did not require any significant change to its revenue recognition processes.

Fair Value of Financial Instruments
i)	Fair Value of Financial Instruments

The accounting standard for fair value establishes a framework for measuring fair value and enhances fair value measurement disclosure. Under the provisions of the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The Company’s current financial assets and liabilities approximate fair value due to their short-term nature and include cash accounts. The Company’s borrowings approximate fair value as the rates of interest are similar to what they would receive from other financial institutions.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Carrying Amount
	Level 1	Level 2	Level 3	Estimated Fair Value
March 31, 2018
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	9,461,918	9,461,918

March 31, 2017
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	4,744,328	4,744,328

Foreign Currency Translation
j)	Foreign Currency Translation

The Company uses the United States dollar (“U.S. dollars” or “USD”) for financial reporting purposes and to maintain its books and records. The Company’s subsidiaries maintain their books and records in their functional currency which is in Chinese Renminbi (“RMB”).

In general, for consolidation purposes, the Company translates its assets and liabilities into U.S. dollars using the applicable exchange rates prevailing at the balance sheet date, the statements of operations and cash flows are translated at average exchange rates during the reporting period, and the equity accounts are translated at historical rates. As a result, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Adjustments resulting from the translation of the financial statements are recorded as accumulated other comprehensive income or loss.

Exchange rate used for the translation as follows:

	March 31, 2019	March 31, 2018	March 31, 2017

Period/year end RMB:US$ exchange rate	6.71111	6.61843	6.89053
Period/annual average RMB:US$ exchange rate	6.71075	6.50682	6.72915
Period/year end HKD:US$ exchange rate	7.84934	7.77047	7.77047
Period/annual average HKD:US$ exchange rate	7.84162	7.75883	7.75883

Advertising
k)	Advertising
Advertising costs are expensed as incurred as selling expenses. Advertising expenses were $19,769, $8,808, and $0 for the years ended March 31, 2018, 2017, and 2016, respectively.
Income Taxes
l)	Income Taxes

Income taxes have been determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. Deferred taxes result from differences between the financial statement and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment.

Earnings (Loss) Per Common Share
m)	Earnings (Loss) Per Common Share

Basic and diluted net loss per share is presented in conformity with ASC Topic 260, Earnings per Share, for all periods presented. In accordance with this guidance, basic and diluted net loss per share was determined by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period. In a period where there is a net loss position, diluted weighted average shares are the same as basic weighted average shares. Shares used in the diluted net loss per common share calculation exclude potentially dilutive share equivalents as the effect would be antidilutive.

Comprehensive Income (Loss)
n)	Comprehensive Income (Loss)

Comprehensive loss refers to revenues, expenses, gains and losses that under U.S. GAAP are included in comprehensive loss, but are excluded from net loss as these amounts are recorded directly as an adjustment to stockholders’ equity. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

Recent Accounting Pronouncements
o)	Recent Accounting Pronouncements

In January 2017, the FASB issued ASU No. 2017-01, Clarifying the Definition of a Business, which narrows the existing definition of a business and provides a framework for evaluating whether a transaction should be accounted for as an acquisition (or disposal) of assets or a business. The ASU requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities (collectively, the set) is not a business. To be considered a business, the set would need to include an input and a substantive process that together significantly contribute to the ability to create outputs. The standard also narrows the definition of outputs. The definition of a business affects areas of accounting such as acquisitions, disposals and goodwill. Under the new guidance, fewer acquired sets are expected to be considered businesses. For the Company, this ASU is effective January 1, 2018 on a prospective basis with early adoption permitted. The Company has adopted this guidance and determined that there was no material impact to the financial statements presented herein.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. Under the new standard, goodwill impairment would be measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. This ASU eliminates existing guidance that requires an entity to determine goodwill impairment by calculating the implied fair value of goodwill by hypothetically assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. For the Company, this ASU is effective prospectively to impairment tests beginning January 1, 2020, with early adoption permitted at the time of any interim impairment test that may be performed prior to that date. The Company has adopted this ASU in the fourth quarter of 2017 and determined that there was no material impact to the financial statements presented herein.

In February 2016, the FASB issued ASU No. 2016-02, Leases, requiring lessees to recognize assets and liabilities for leases with lease terms of more than 12 months in the balance sheet. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new guidance is effective for fiscal years and for interim periods within those fiscal years, beginning after December 15, 2018. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company will adopt this guidance in April of 2018.

In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing”. The amendments add further guidance on identifying performance obligations and also to improve the operability and understandability of the licensing implementation guidance. The amendments do not change the core principle of the guidance in Topic 606. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements in Topic 606. The Company has adopted this new guidance and has re-evaluated its revenue recognition principles to ensure that they are in line with this guidance.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13) “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2019. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, which is intended to reduce diversity in practice in how certain cash receipts and payments are presented and classified in the statement of cash flows. The standard provides guidance in a number of situations including, among others, settlement of zero-coupon bonds, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, and distributions received from equity method investees. The ASU also provides guidance for classifying cash receipts and payments that have aspects of more than one class of cash flows. The Company has adopted the new guidance.